PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [Table Text Block]
	Furniture & fixtures	Office & Communication equipment	Vehicles	Land and Building	Field camps and equipment	Right-of-use asset	Leasehold improvements	Total
	$	$	$	$	$	$	$	$
Cost
Balance at January 1, 2022	151,786	29,422	11,708	343,528	1,037,342	687,957	84,906	2,346,649
Additions	-	2,896	-	31,039	-	-	-	33,935
Balance at December 31, 2022	151,786	32,318	11,708	374,567	1,037,342	687,957	84,906	2,380,584
Additions	-	-	-	-	-	246,809	-	246,809
Disposals	-	-	-	-	-	(687,957)	-	(687,957)
Balance at December 31, 2023	151,786	32,318	11,708	374,567	1,037,342	246,809	84,906	1,939,436

Accumulated Depreciation
Balance at January 1, 2022	145,206	26,722	11,708	26,861	236,263	545,549	84,906	1,077,215
Additions	6,580	3,247	-	14,455	26,759	142,408	-	193,449
Balance at December 31, 2022	151,786	29,969	11,708	41,316	263,022	687,957	84,906	1,270,664
Additions	-	1,086	-	16,975	48,198	68,558	-	134,817
Disposals	-	-	-	-	-	(687,957)	-	(687,957)
Balance at December 31, 2023	151,786	31,055	11,708	58,291	311,220	68,558	84,906	717,524

Book Value

Balance at January 1, 2022	6,580	2,700	-	316,667	801,079	142,408	-	1,269,434
Balance at December 31, 2022	-	2,349	-	333,251	774,320	-	-	1,109,920
Balance at December 31, 2023	-	1,263	-	316,276	726,122	178,251	-	1,221,912